FORM N-1A
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              /   /
                                                                      ---


         Pre-Effective Amendment No.:                                 /   /
                                             -------                   ---
         Post-Effective Amendment No.:        66                      /X/
                                            ------                     -


                                                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         /   /
                                                                         ---


         Amendment No.:               67                                 /X/
                                    ------                                -


                        (Check appropriate box or boxes.)

               AmeriPrime Funds - File Nos. 33-96826 and 811-9096
             1793 Kingswood Drive, Suite 200, Southlake, Texas 76092
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (817) 431-2197
                                 --------------
    Kenneth Trumpfheller, 1793 Kingswood Dr., Suite 200, Southlake, TX 76092
    ------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                  With copy to:
                    Donald S. Mendelsohn, Thompson Hine LLP,
              312 Walnut Street, Suite 1400, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:
                                               -----------------------

It is proposed that this filing will become effective:



/ / immediately upon filing pursuant to paragraph (b)
/ / on (date)pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ X / on June 1, 2002 pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)
/ / on (date)pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

         / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                GJMB GROWTH FUND



                                   PROSPECTUS
                                  June 1, 2002



INVESTMENT OBJECTIVE:
Long term capital appreciation




310 East Colorado Boulevard
Suite 802
Pasadena, California 91101
(888) 912-4562
























         The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.







                                TABLE OF CONTENTS



                                                                            PAGE

RISK/RETURN SUMMARY............................................................2

FEES AND EXPENSES OF INVESTING IN THE FUND.....................................5

HOW TO BUY SHARES..............................................................6

HOW TO REDEEM SHARES...........................................................9

DETERMINATION OF NET ASSET VALUE..............................................10

DIVIDENDS, DISTRIBUTIONS AND TAXES............................................10

MANAGEMENT OF THE FUND........................................................11

FINANCIAL HIGHLIGHTS..........................................................12

PRIVACY POLICY................................................................13

FOR MORE INFORMATION..................................................BACK COVER

                               RISK/RETURN SUMMARY

Investment Objective

         The investment objective of the GJMB Growth Fund is long term capital appreciation.

Principal Strategies

         The Fund invests primarily in common stocks of U.S. companies which the Fund's advisor believes offer superior prospects for growth. In this regard, the advisor seeks to invest in stocks with the following characteristics:

o    Market capitalization in excess of $5 billion.

o    Seasoned businesses with at least 5 years of audited financial information.

o    Industry leaders with strong brand recognition.

o    Experienced and proven management teams.

         The Fund may also invest to a limited extent in comparable stocks of foreign companies by purchasing American Depositary Receipts ("ADRs"). An ADR is a U.S. dollar denominated certificate that evidences ownership of shares of a foreign company. They are alternatives to the direct purchase of the underlying foreign stock.

         The Fund is a non-diversified fund, which means that the Fund may take larger positions in a small number of companies than a diversified fund. Certain industry sectors may be overweighted compared to others because the advisor seeks the best investment opportunities regardless of sector. The Fund may, for example, be overweighted at times in the technology sector. The sectors in which the Fund may be overweighted will vary at different points in the economic cycle.

         The Fund's sell discipline evolves around three basic strategies. A stock may be sold if: (a) the advisor feels that expected earnings are already reflected in the share price; (b) the advisor feels that the stock's fundamentals no longer meet the advisor's criteria; or (c) the advisor desires to increase the overall cash level of the Fund.

Principal Risks of Investing in the Fund

o Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio.

o Volatility risk. Common stocks tend to be more volatile than other investment alternatives. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund's shares.


o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.
o Non-diversification Risk. As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of companies and will be subject to substantially more investment risk and potential for volatility than a diversified fund.


o Sector Risk. If the Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. For example, the Fund may have a greater concentration in technology companies and weakness in this sector could result in significant losses to the Fund. Technology companies may be significantly affected by falling prices and profits and intense competition, and their products may be subject to rapid obsolescence.


o Foreign Risk. To the extent the Fund invests in ADRs, the Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.
o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

General

         The investment objective of the Fund may be changed without shareholder approval.

         From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund will indirectly pay additional management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Is the Fund right for You?

         The Fund may be suitable for:

o    Long term investors seeking a fund with a growth investment strategy.

o    Investors willing to accept price fluctuations in their investment.

o Investors who can tolerate the greater risks associated with common stock investments.

How the Fund has Performed


     The Bar Chart and Performance Table below show the variability of the returns of the Fund, which is one indicator of the risks of investing in the Fund. The Bar Chart shows changes in the returns of the Fund since inception. The Performance Table shows how the average annual total returns of the Fund compare over time to those of a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.


[GRAPHIC REFLECTS YEAR-BY-YEAR TOTAL RETURNS FOR 1999, 25.59%; 2000, -9.05%; 2001, -11.42% ]


         During the period shown, the highest return for a quarter was 16.29% (4th quarter, 1999); and the lowest return was -11.89% (3rd quarter, 2001).

Average Annual Total Returns for the periods ended 12/31/01:

                                                       One Year Since Inception1
The Fund
         Return Before Taxes                            -11.42%            0.38%
         Return After Taxes on Distributions2           -11.58%           -0.05%
         Return After Taxes on Distributions
         and Sale of Fund Shares2                        -7.88%            0.34%
S&P 500 Index                                           -11.88%           -1.02%
(reflects no deductions for fees, expenses or taxes)

1December 31, 1998

2After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                   FEES AND EXPENSES OF INVESTING IN THE FUND

         The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.


Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases .............................................................4.75%
Maximum Deferred Sales Charge (Load)...........................................................................NONE
Redemption Fee1................................................................................................NONE

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees...............................................................................................1.20%
Distribution (12b-1) Fees......................................................................................NONE
Other Expenses................................................................................................0.02%
Total Annual Fund Operating Expenses..........................................................................1.22%
Expense Reimbursement2 .......................................................................................0.02%
Net Expenses .................................................................................................1.20%

1A wire transfer fee of $15.00 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.

2The Fund's advisor has contractually agreed to reimburse the Fund for the fees and expenses of the disinterested Trustees incurred by the Fund through October 31, 2004.


Example:


     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for expense reimbursement reflected in the first two years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 year    3 years    5 Years     10 Years
         ------   -------     -------     --------
         $----    $----       $----        $----

                                HOW TO BUY SHARES


     The minimum initial investment in the Fund is $2,000. The advisor may waive these minimums for accounts participating in an automatic investment program. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.


Initial Purchase

By Mail - To be in proper form, your initial purchase request must include:

o a completed and signed investment application form (which accompanies this Prospectus); and

o    a check (subject to the minimum amounts) made payable to the Fund.

         Mail the application and check to:

         U.S. Mail:                              Overnight:
         GJMB Growth Fund                        GJMB Growth Fund
         c/o Unified Fund Services, Inc.         c/o Unified Fund Services, Inc.
         P.O. Box 6110                           431 North Pennsylvania Street
         Indianapolis, Indiana 46206-6110        Indianapolis, Indiana 46204

         By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc. the Fund's transfer agent at (888) 912-4562 to obtain instructions on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:


         U.S. Bank, N.A.
         ABA #0420-0001-3
         Attn: GJMB Growth Fund
         Account Name _________________(write in shareholder name) For the Account # ______________(write in account number) D.D.A.# 488922436


         You must provide a signed application to Unified Fund Services, Inc., at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.


Sales Loads

         Shares of the Fund are purchased at the public offering price. The public offering price is the next determined net asset value per share ("NAV") plus a sales load as shown in the following table.

======================================== ================================================ ================================
                                                      Sales Load as a % of:
                                           Public                               Net         Dealer Reallowance as % of
         Amount of Investment              Offering                           Amount           Public Offering Price
                                           Price
                                         Invested
======================================== ================================================ ================================
Less than $25,000                          4.75%                                  4.99%                4.00%
$25,000 but less than $50,000              4.50%                                  4.71%                3.75%
$50,000 but less than $100,000             4.25%                                  4.44%                3.50%
$100,000 but less than $250,000            3.75%                                  3.83%                3.00%
$250,000   but   less   than   $500,000    2.50%                                  2.56%                1.75%
$500,000 but less than $1million           2.00%                                  2.04%                1.25%
$1 million or more                         1.00%                                  1.02%                     0.25%
======================================== ================================================ ================================

         Various individuals and organizations that meet Fund requirements may buy shares at NAV - that is, without a sales charge. For a list of those who may qualify for fee waivers, plus a description of the requirements, see the Statement of Additional Information.

         Right of Accumulation -

         Once you have purchased shares in the Fund, you can qualify for a discount on the sales charge. When you purchase additional shares at the public offering price, you will pay the sales charge corresponding to the total of your current purchase plus either the value of shares you already own, or their original cost - whichever is greater. (Remember, sales charges go down as the amount of the transaction increases.) To receive this discount, you must notify the Fund in writing of your previous purchases when you make your current purchase. For this purpose, you and your husband or wife can combine your purchases.

         Letter of Intent (LOI) -

         If you expect to purchase $25,000 or more of Fund shares over a period of time (up to 13 months), you can get the same reduced sales charge as you would if you bought all the shares at once. You do this by signing a LOI. In the LOI, you fill in the dollar amount of the shares you will buy in the next 13 months, and the sales charge is based on that amount. Some of your shares are held by the transfer agent in escrow. If you do not buy all the shares as indicated in the LOI, and your sales charge should have been higher based on what you actually bought, some of the shares held by the transfer agent will be redeemed to pay the difference in the sales charge. To establish a LOI, complete the appropriate section of the purchase application or, if your account is established, ask us for a LOI application.


Additional Investments


         Minimum subsequent investments are $100. You may purchase additional shares of the Fund at any time by mail, wire or automatic investment. Each additional mail purchase request must contain:


         -your name
         -the name of your account(s)
         -your account number(s)
         -a check made payable to GJMB Growth Fund

Checks should be sent to the GJMB Growth Fund at the address listed above. A bank wire should be sent as outlined above.

Tax Sheltered Retirement Plans

         Since the Fund is oriented to longer term investments, the Fund may be an appropriate investment for tax-sheltered retirement plans, including: individual retirement plans ("IRAs"); simplified employee pensions ("SEPs"); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees.

Other Purchase Information


         The Fund may limit the amount of purchases and to refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund; the Fund does not accept third party checks.



                              HOW TO REDEEM SHARES


         You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A wire transfer fee of $15.00 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.


         By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

         U.S. Mail:                              Overnight:
         GJMB Growth Fund                        GJMB Growth Fund
         c/o Unified Fund Services, Inc.         c/o Unified Fund Services, Inc.
         P.O. Box 6110                           431 North Pennsylvania Street
         Indianapolis, Indiana 46206-6110        Indianapolis, Indiana 46204

         Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund requires that signatures be guaranteed if you request the redemption check made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require that signatures be guaranteed for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at (888) 912-4562 if you have questions. At the discretion of the Fund or Unified Fund Services, Inc., you may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in the Fund by calling the transfer agent at (888) 912-4562. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

         Additional Information - If you are not certain of the requirements for a redemption please call the transfer agent at (888) 912-4562. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $200,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

                        DETERMINATION OF NET ASSET VALUE


         The price you pay for your shares is based on the Fund's NAV. The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.


         The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the advisor at their fair value, according to procedures approved by the Board of Trustees.

         Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         Dividends and Distributions. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions, if any, will consist primarily of capital gains.

         Taxes. In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. Because distributions of long term capital gains are subject to capital gains taxes, regardless of how long you have owned your shares, you may want to avoid making a substantial investment when a Fund is about to make a taxable distribution. Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

         The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax advisor about your investment.

                             MANAGEMENT OF THE FUND


         The Fund's investment advisor is Gamble, Jones, Morphy & Bent, 301 East Colorado Boulevard, Suite 802, Pasadena, California 91101. The advisor is responsible for the selection and on-going monitoring of the securities in the Fund's investment portfolio and managing the Funds' business affairs. The firm became a registered investment advisor in 1956 and was reorganized as a California corporation in 1990. As of December 31, 2001, the firm managed approximately $1.3 billion for individuals, trusts and pension plans. The investment decisions for the Fund are made by Gary A. Pulford under the guidance of the advisor's executive committee. Mr. Pulford joined the advisor in October of 1997 and, in addition to managing individual portfolios, is a principal of the firm. Mr. Pulford's investment career extends over more than 19 years, and immediately prior to joining the advisor, Mr. Pulford served as Vice-President of Investments for First American Trust Company from January 1995 through October 1997. While Mr. Pulford is responsible for the day-to-day management of the Fund's portfolio, the executive committee is involved in determining the overall make-up of the Fund.


         For the fiscal period July 1, 2001 (commencement of the Fund's new fiscal year) through December 31, 2001, the Fund paid the advisor a management fee equal to 1.20% of its average daily net assets.

                              FINANCIAL HIGHLIGHTS


         The following tables are intended to help you better understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.


                                        Period ended
                                        December 31,       ear ended June        Year ended        Period ended
                                            2001      (d) Y   30, 2001          June 30, 2000    June 30, 1999 (a)
                                      -----------------   -----------------    ----------------  ------------------
Selected Per Share Data
Net asset value, beginning of period
                                      $                   $                    $                 $
                                      10.01               12.68                11.02             10.00
                                      -----------------   -----------------    ----------------  ------------------
Income from investment operations
   Net investment income                          0.01                0.05                0.05                0.02
   Net realized and unrealized gain
(loss)                                          (0.30)              (2.33)                1.67                1.00
                                      -----------------   -----------------    ----------------  ------------------
Total from investment operations                (0.29)              (2.28)                1.72                1.02
                                      -----------------   -----------------    ----------------  ------------------
Less distributions:

   From net investment income                   (0.05)              (0.05)     (0.02)                         0.00

   From net realized gains                      (0.01)              (0.34)      (0.04)                        0.00
                                                                               ----------------  ------------------
                                      -----------------   -----------------
Total distributions                             (0.06)              (0.39)                                    0.00
                                                                               (0.06)
                                      -----------------   -----------------    ----------------  ------------------


Net asset value, end of               $                   $                    $                 $
period                                9.66                10.01                12.68             11.02
                                      =================   =================    ================  ==================

Total Return                                   (2.93)%(c)         (18.19)%              15.61%              10.20%(c)

Ratios and Supplemental Data
Net assets, end of period (000)                $12,008             $12,697             $12,967              $6,502
Ratio of expenses to average net                       b)                                                          b)
assets                                           1.20%(              1.20%               1.20%               1.20%(
Ratio of expenses to average net
assets
   before reimbursement                          1.22%(b)            1.23%               1.22%               1.25%(b)
Ratio of net investment income to
   average net assets                            0.27%(b)            0.40%               0.40%               0.34%(b)
Ratio of net investment income to
   average net assets before                           b)                                                          b)
reimbursement                                    0.25%(              0.38%               0.38%               0.28%(
Portfolio turnover rate                         40.72%              59.92%              16.99%              24.26%


(a) December 31, 1998 (commencement of operations) to June 30, 1999.
(b) Annualized
(c) For a period of less than a full year, the total return is not annualized.
(d) The Fund elected to change its fiscal year to December 31. The figures shown are for the short year (July 1, 2001 through December 31, 2001).

                                 PRIVACY POLICY

         The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

     Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and
o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

         Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

         Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

         Several additional sources of information are available to you. The Statement of Additional Information ("SAI"), incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest semi-annual or annual fiscal year end.

         Call the Fund at (888) 912-4562 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

         You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.








Investment Company Act #811-9096

                                GJMB GROWTH FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                                  June, 1 2002

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the GJMB Growth Fund dated June 1, 2002. This SAI incorporates by reference the Fund's annual report to shareholders for the fiscal period ended December 31, 2001. A free copy of the Prospectus or the annual report can be obtained by writing the transfer agent at Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling (888) 912-4562.


                                TABLE OF CONTENTS


                                                                            Page

DESCRIPTION OF THE TRUST AND THE FUND..........................................1

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS
AND RISK CONSIDERATIONS........................................................2

INVESTMENT LIMITATIONS.........................................................3

THE INVESTMENT ADVISOR.........................................................6

TRUSTEES AND OFFICERS..........................................................7

PORTFOLIO TRANSACTIONS AND BROKERAGE...........................................9

SALES AT NET ASSET VALUE......................................................11

DETERMINATION OF SHARE PRICE..................................................12

INVESTMENT PERFORMANCE........................................................12

CUSTODIAN.....................................................................15

FUND SERVICES.................................................................15

ACCOUNTANTS...................................................................15

DISTRIBUTOR...................................................................16

FINANCIAL STATEMENTS..........................................................16











         DESCRIPTION OF THE TRUST AND THE FUND


         The GJMB Growth Fund (the "Fund") was organized as a non-diversified series of AmeriPrime Funds (the "Trust") on October 22, 1998 and commenced operations on December 31, 1998. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The investment advisor to the Fund is Gamble, Jones Morphy & Bent (the "Advisor").

         The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.


     As of March 1, 2002, the following persons may be deemed to beneficially own five percent (5%) or more of the Fund: Charles Schwab & Co., 101 Montgomery Street, San Francisco, CA 94102 - 94.44%.

         As of March 1, 2002, Charles Schwab & Co. may be deemed to control the Fund as a result of its beneficial ownership of the shares of the Fund. As the controlling shareholder, it would control the outcome of any proposal submitted to the shareholders for approval including changes to the Fund's fundamental policies or the terms of the management agreement with the Advisor.

         As of March 1, 2002, the Trustees and officers as a group beneficially owned less than 1% of the Fund.


         For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Prospectus and "Determination of Share Price" in this Statement of Additional Information.

      ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

         This section contains additional information about the investments the Fund may make and some of the techniques it may use.

A. Equity Securities. The Fund may invest in equity securities, which include common stock, preferred stock, and common stock equivalents (such as convertible preferred stock and convertible debentures, rights, and warrants), American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDR"), Global Depositary Receipts ("GDRs"), and investment companies which invest primarily in the above. Common stock, the most familiar type, represent an equity (ownership) interest in a corporation. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. The Fund will not invest more than 5% of its net assets at the time of purchase in rights, warrants or convertible stock. Equity securities also include common stocks and common stock equivalents of domestic real estate investment trusts and other companies which operate as real estate corporations or which have a significant portion of their assets in real estate. The Fund will not acquire any direct ownership of real estate. The Fund may invest up to 5% of its net assets in each of the following: convertible preferred stock; rights; and warrants. The Fund will only invest in those convertible preferred stocks rated A or better by Standard & Poor's Ratings Group ("S&P") or by Moody's Investors Services, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Advisor.

         The Fund may invest in foreign companies by purchasing ADRs, EDRs, GDRs and index products like World Equity Benchmark Shares ("WEBS"). ADRs, GDRs and EDRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying foreign stock. WEBS represent a broad portfolio of publicly traded stocks in a selected country. Each WEBS Index Series seeks to generate investment results that generally correspond to the market yield performance of a given Morgan Stanley Capital International (MSCI) index. The Fund will not invest in foreign companies located in undeveloped or emerging markets.

         To the extent the Fund invests in ADRs, EDRs, GDRs or foreign index products, the Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.

         Equity securities also include SPDRs (S&P Depositary Receipts, known as "Spiders"), DIAMONDS, QQQs and a number of other exchange traded funds. SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks that closely tracks the price performance and dividend yield of the S&P 500 Composite Price Index. SPDRs trade on the American Stock Exchange under the symbol SPY. A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index and trades on the American Stock Exchange under the symbol MDY. DIAMONDS represent ownership in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the "Dow") in that its holding consists of the 30 component stocks of the Dow. DIAMONDS trade on the American Stock Exchange under the symbol DIA. QQQs (NASDAQ-100 Index Tracking Stock) represent ownership in the NASDAQ-100 Trust, a unit investment trust that attempts to closely track the price and yield performance of the NASDAQ 100 Index by holding shares of all the companies in the Index. QQQs trade on the American Stock Exchange under the symbol QQQ. The Fund may also invest in a variety of other exchange traded funds, including, but not limited to, iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50, Fortune 500, streetTRACKS and VIPERs. To the extent the Fund invests in a sector product, the Fund is subject to the risks associated with that sector. Additionally, the Fund may invest in new exchange traded shares as they become available.

B. American Depositary Receipts. The Fund may invest up to 15% of its assets in ADRs. An ADR is a certificate evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. To the extent that the Fund does invest in foreign securities, such investments may be subject to special risks. For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

                  INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

1. Borrowing Money. The Fund will not borrow money, except from: (a) a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

     3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. Loans. The Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

         Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

i. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     ii. Borrowing. The Fund will not engage in borrowing (including reverse repurchase agreements).


iii. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

iv.      Short Sales.  The Fund will not effect short sales of securities.
         -----------

     v. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.

THE INVESTMENT ADVISOR

         The Fund's investment advisor is Gamble, Jones, Morphy & Bent. The Advisor is a corporation organized in the state of California in 1990, and is the business successor to a firm registered as an investment advisor since 1956. Thomas S. Jones, President, and Christopher E. Morphy, Executive Vice-President of the Advisor, own a majority of the Advisor's shares and may be deemed to have controlling interests.


         Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of the non-interested person Trustees, extraordinary expenses and Rule 12b-1 expenses, if any. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.20% of the average daily net assets of the Fund. The Advisor may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Advisor to waive any fees in the future. For the fiscal period July 1, 2001 (commencement of the Fund's new fiscal year) through December 31, 2001, for the fiscal years ended June 30, 2001 and 2000, and for the period December 31, 1998 (commencement of operations) through June 30, 1999, the Fund paid advisory fees of $72,498, $159,690, $114,130 and $23,899, respectively. The Advisor has contractually agreed to reimburse the Fund for the fees and expenses of the non-interested person Trustees incurred by the Fund through October 31, 2004.

         The Agreement was renewed by the Board at a meeting held on November 30, 2001. In determining whether to approve the Agreement, the Board met with Mr. Pulford and Mr. Hackerman, representatives of the Advisor, to discuss the terms of the Agreement. The Trustees reviewed the Advisor's balance sheets as of December 31, 2000 and December 31, 1999 and income statements for the years ended December 31, 2000 and 1999, as well as Part II of Form ADV. The representatives of the Advisor also reviewed and discussed with the Trustees extensive reports regarding the performance of the Fund as compared to the S&P 500 and the Dow Jones Industrial Average. The Trustees also reviewed the performance, expense ratio and management fee of the Fund as compared to 26 other funds with similar objectives and asset levels. Mr. Pulford and Mr. Hackerman assured the Trustees of their commitment to the Fund and the Advisor's ability to support the Fund. The Trustees discussed the nature and quality of the services to be provided by the Advisor and, based upon the information provided, it was the Board's consensus that the fee to be paid to the Advisor pursuant to the Agreement was reasonable, that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the renewal of the Agreement was in the best interests of the Fund's shareholders.


         The Advisor retains the right to use the name "GJMB" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "GJMB" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS


         The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

         The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.


--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                     Position(s) Held        Length of           in Fund Complex*
              Name, Age and Address                     with Trust          Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Steve L. Cobb                                            Trustee         Trustee since 1995             17
2001 N. Indianwood Avenue
Broken Arrow, OK  74012
Year of Birth:  1957
--------------------------------------------------- ------------------- --------------------- ------------------------
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
President  of  Chandler  Engineering  Company,  L.L.C.,  oil  and  gas                      None
services  company since 1997;  various  positions with Carbo Ceramics,
Inc., oil field manufacturing/supply  company, from 1984 to 1997, most recently Vice President of Marketing.
----------------------------------------------------------------------- ----------------------------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                     Position(s) Held        Length of           in Fund Complex*
              Name, Age and Address                     with Trust          Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Gary E. Hippenstiel                                      Trustee         Trustee since 1995             17
600 Jefferson Street
Suite 350
Houston, TX  77002
Year of Birth:  1947
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------

--------------------------------------------------- ------------------- --------------------- ------------------------
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
Director, Vice President and Chief Investment Officer of Legacy Trust None
Company since 1992; President and Director of Heritage Trust Company from
1994-1996; Vice President and Manager of Investments of Kanaly Trust Company
from 1988 to 1992.
----------------------------------------------------------------------- ----------------------------------------------

         The Trust's audit committee consists of Mr. Cobb and Mr. Hippenstiel.
The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The audit committee held 3 meetings during the fiscal year ended October 31, 2001.

         The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                      Position(s) In         Length of           in Fund Complex*
              Name, Age and Address                    Fund Complex         Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Kenneth D. Trumpfheller*                            President,              Trustee and                 35
1725 E. Southlake Blvd.                             Secretary and       President since 1995
Suite 200                                           Trustee
Southlake, Texas  76092                                                 Secretary since 2000
Year of Birth:  1958
--------------------------------------------------- ------------------- --------------------- ------------------------
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
President and Managing  Director of Unified Fund  Services,  Inc., the                      None
Fund's  transfer  agent,  fund  accountant  and  administrator,  since
October  2000.  President,   Treasurer  and  Secretary  of  AmeriPrime
Financial  Services,  Inc., a fund  administrator,  (which merged with
Unified  Fund  Services,   Inc.)  from  1994  through   October  2000.
President,   Treasurer   and   Secretary   of   AmeriPrime   Financial
Securities,  Inc., the Trust's distributor through December 2000, from
1994 through December 2000.
----------------------------------------------------------------------- ----------------------------------------------

--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                      Position(s) in         Length of           in Fund Complex*
              Name, Age and Address                    Fund Complex         Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Robert A. Chopyak                                   Treasurer      and   Treasurer and CFO              N/A
1725 E. Southlake Blvd.                             Chief    Financial       since 2000
Suite 200                                           Officer
Southlake, Texas  76092
Year of Birth:  1968
--------------------------------------------------- ------------------- --------------------- ------------------------


----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
Assistant  Vice-President of Financial  Administration of Unified Fund                      None
Services,  Inc.,  the  Fund's  transfer  agent,  fund  accountant  and administrator,  since August  2000.  Manager of  AmeriPrime  Financial
Services,  Inc.  from  February  2000 to August  2000.  Self-employed, performing Y2K testing,  January 1999 to January 2000.  Vice President of Fund  Accounting,  American  Data  Services,  Inc.,  a mutual  fund services company, October 1992 to December 1998.
----------------------------------------------------------------------- ----------------------------------------------
* Mr. Trumpfheller is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person"
of the Trust because he is a registered principal of the Trust's distributor






         The following table provides information regarding shares of the Fund and other portfolios of the AmeriPrime Family of Funds owned by each Trustee as of December 31, 2001.

---------------------------------------- -------------------------------------- --------------------------------------
                                                                                 Aggregate Dollar Range of Shares of
                                                                                  All Funds Overseen by the Trustee
                Trustee                       Dollar Range of Fund Shares          Within the AmeriPrime Family of
                                                                                               Funds*
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Steve L. Cobb                                            None                                $1-$10,000
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Gary E. Hippenstiel                                      None                                $1-$10,000
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Kenneth D. Trumpfheller                             $10,001-$50,000                       $50,001-$100,000
---------------------------------------- -------------------------------------- --------------------------------------

* As of December 31, 2001, the terms "Fund Complex" and "AmeriPrime Family of
Funds" refers to AmeriPrime Funds and AmeriPrime Advisors Trust.

         Trustee fees are Trust expenses, and each series of the Trust pays a portion of the Trustee fees. The compensation paid to the Trustees for the Fund's fiscal year ended October 31, 2001 is set forth in the following table:

============================================== ======================== ===============================
                                               Aggregate Compensation   Total Compensation from Trust
Name                                           from Trust               and AmeriPrime Advisors Trust


---------------------------------------------- ------------------------ -------------------------------
Kenneth D. Trumpfheller                                    0                           0
---------------------------------------------- ------------------------ -------------------------------
Steve L. Cobb                                           $23,250                     $23,250
---------------------------------------------- ------------------------ -------------------------------
Gary E. Hippenstiel                                     $23,250                     $23,250
============================================== ======================== ===============================


         PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.


         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement. For the fiscal period July 1, 2001 (commencement of the Fund's new fiscal year) through December 31, 2001, no brokerage transactions were directed by the Fund to any brokers because of research services provided by the broker.


         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         When the Fund and another of the Advisor's clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell, or as high a price for any particular portfolio security, if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis.


         For the fiscal period July 1, 2001 (commencement of the Fund's new fiscal year) through December 31, 2001, for the fiscal years ended June 30, 2001 and 2000, and for the period December 31, 1998 (commencement of operations) through June 30, 1999, the Fund paid brokerage commissions of $8,150, $12,804, $8,145 and $10,886, respectively.


         The Trust, the Advisor and the Fund's distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.


                  SALES AT NET ASSET VALUE

         Purchases of the Fund's shares at net asset value may be made in the following situations:

(a) non-dealer assisted (or assisted only by the Fund's distributor) tax-exempt entities (including pension and profit sharing plans) whose minimum initial investment is $25,000 or more,
(b) non-dealer assisted (or assisted only by the Fund's distributor) purchases by a bank or trust company in a single account where such bank or trust company is named as trustee and the minimum initial investment is over $25,000,
(c) non-dealer assisted (or assisted only by the Fund's distributor) purchases by banks, insurance companies, insurance company separate accounts and other institutional purchasers,
(d) a registered investment advisor purchasing shares on behalf of a client or on his or her own behalf through an intermediary service institution offering a separate and established program for registered investment advisors and notifying the Fund and its distributor of such arrangement,

(e) the Advisor, the Fund's distributor, the Fund's administrator, or any affiliated company thereof,

(f) any current or retired officer, trustee, director or employee, or any member of the immediate family of such person, of the Fund, the Advisor, the Fund's distributor, the Fund's administrator, or any affiliated company thereof,

(g) any employee benefit plan established for employees of the Advisor, the Fund's distributor, the Fund's administrator, or any affiliated company thereof,

(h)  advisory clients of the Advisor,

(i) registered representatives and their spouses and minor children and employees of selected dealers, (j) for-fee clients of investment advisors who have for-fee clients with at least $25,000 of net asset value of shares in the Fund after giving effect to the purchase, and who have directed their for-fee clients to the Fund,

(k) shareholders of the Fund, with respect to their reinvestment of dividends and distributions from the Fund,

(l) any additional investments made by shareholders of the Fund if their account was established prior to the date the Fund was converted from a no-load fund to a load fund,
(m) sales to broker-dealers who conduct their business with their customers principally through the Internet and who do not have registered representatives who actively solicit those customers to purchase securities, including shares of the Fund, and
(n) sales through a financial services organization (such as a bank, broker-dealer, financial planner, advisor, fund supermarket or other financial intermediary) under an arrangement with the Fund or the Advisor.

         In the opinion of the Fund's management, these sales will result in less selling effort and expense. In order to qualify for these waivers, sufficient information must be submitted at the time of purchase with the application to determine whether the account is entitled to the waiver of the sales charge.


                  DETERMINATION OF SHARE PRICE


         The price (net asset value) of the shares of the Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays and Good Friday). Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.


         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

INVESTMENT PERFORMANCE


         The Fund may periodically advertise "average annual total return," "average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemption." "Average annual total return," as defined by the Securities and Exchange Commission ("SEC"), is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000
                  T        =        average annual total return
                  n        =        number of years
                  ERV      =        ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

         The computation assumes that all dividends and distributions are reinvested at the net asset value (including any applicable sales load) on the reinvestment dates during the period and that a complete redemption occurs at the end of the applicable period.

         "Average annual total return after taxes on distributions," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                  P(1+T)n=ATVD

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions)
                  n        =        number of years
                  ATVD              ending value at the end of the applicable
                                    period of the hypothetical $1,000
                                    investment made at the beginning of the
                                    applicable period, after taxes on fund
                                    distributions but not after taxes on
                                    redemption.

         The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

         "Average annual total return after taxes on distributions and redemption," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                  P(1+T)n=ATVDR

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions and redemption)
                  n        =        number of years
                  ATVDR             ending value at the end of the applicable
                                    period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions and redemption.

         The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

         The following table provides information regarding the Fund's performance:

---------------------------------------- ---------------------------- ------------------------------------------------
                                                                         Period December 31, 1998 (commencement of
                                            One Year Period ended          operations) through December 31, 2001
                                              December 31, 2001
---------------------------------------- ---------------------------- ------------------------------------------------
---------------------------------------- ---------------------------- ------------------------------------------------
Average Annual Total Return                        -11.42%                                 0.38%
---------------------------------------- ---------------------------- ------------------------------------------------
---------------------------------------- ---------------------------- ------------------------------------------------
Average   Annual   Total  Return  After            -11.58%                                -0.05%
Taxes on Distributions
---------------------------------------- ---------------------------- ------------------------------------------------
---------------------------------------- ---------------------------- ------------------------------------------------
Average   Annual   Total  Return  After            -7.88%                                  0.34%
Taxes on Distributions and Redemption
---------------------------------------- ---------------------------- ------------------------------------------------



         The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return (before taxes).


         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.


         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. These may include the Standard & Poor's 500 Stock Index, the NASDAQ Composite Index or the Dow Jones Industrial Average.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN


     U. S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.


FUND SERVICES

         Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Advisor of $1.20 per shareholder (subject to a minimum monthly fee of $900) for these transfer agency services.


         In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million). For the period July 1, 2001 (commencement of the Fund's new fiscal year) through December 31, 2001, for the fiscal years ended June 30, 2001 and 2000, and for the period December 31, 1998 (commencement of operations) through June 30, 1999, the Advisor paid fees of $10,332, $19,302, $15,000 and $5,700, respectively, on behalf of the Fund to Unified for these fund accounting services.

         Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Advisor equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the period July 1, 2001 (commencement of the Fund's new fiscal year) through December 31, 2001, for the fiscal years ended June 30, 2001 and 2000, and for the period December 31, 1998 (commencement of operations) through June 30, 1999, Unified received $15,637, $19,991, $30,000 and $15,000 from the Advisor (not the Fund) for these administrative services.


ACCOUNTANTS


         The firm of McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Fund for the fiscal year ending December 31, 2002. McCurdy & Associates performs an annual audit of the Funds' financial statements and provides financial, tax and accounting consulting services as requested.


DISTRIBUTOR

         Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. Kenneth D. Trumpfheller, a Trustee and officer of the Trust, is a registered principal of, and may be deemed to be an affiliate of, the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

FINANCIAL STATEMENTS


         The financial statements and independent auditors' report required to be included in the Statement of Additional Information are incorporated herein by reference to the Fund's annual report to shareholders for the fiscal period ended December 31, 2001. You can obtain the annual report without charge by calling the Fund at (888) 912-4562.

PART C:  OTHER INFORMATION

Item 23.  Exhibits

(a)  Articles of Incorporation.

     (i) Copy of Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (iii) Copy of Amendment No. 2 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference.

     (iv) Copy of Amendment No. 3 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (v) Copy of Amendment No. 4 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (vi)  Copy  of  Amendment  No.  5  and  Amendment  No.  6  to  Registrant's
Declaration  of  Trust,   which  were  filed  as  an  Exhibit  to   Registrant's
Post-Effective Amendment No. 8, are hereby incorporated by reference.

     (vii) Copy of Amendment No. 7 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (viii) Copy of Amendment No. 8 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

     (ix) Copy of Amendment No. 9 to Registrant's Declaration of Trust which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.

     (x) Copy of Amendment No. 10 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

     (xi) Copy of Amendment No. 11 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

     (xii) Copy of Amendment No. 12 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (xiii) Copy of Amendment No. 13 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (xiv) Copy of Amendments No. 14 through 17 to Registrant's Declaration of Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 27, are hereby incorporated by reference.

     (xv) Copy of Amendments No. 18 and 19 to Registrant's Declaration of Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 30, are hereby incorporated by reference.

     (xvi) Copy of Amendment No. 20 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 40, is hereby incorporated by reference.

     (xvii) Copy of Amendment No. 21 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 51, is hereby incorporated by reference.

     (xviii) Copy of Amendment No. 22 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 57, is hereby incorporated by reference.

(b)  By-Laws.  Copy of  Registrant's  By-Laws,  which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  11,  is  hereby  incorporated  by reference.

(c) Instruments Defining Rights of Security Holders. None, other than in the Declaration of Trust, as amended, and By-Laws of the Registrant.

(d)  Investment Advisory Contracts.

     (i) Copy of Registrant's Management Agreement with GLOBALT, Inc., adviser to the GLOBALT Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 44, is hereby incorporated by reference.

     (ii) Copy of Registrant's Management Agreement with IMS Capital Management, Inc., adviser to the IMS Capital Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2, is hereby incorporated by reference.

         (iii) Copy of Registrant's Management Agreement with Corbin & Company, adviser to the Corbin Small-Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

     (iv) Copy of Registrant's Management Agreement with Spectrum Advisory Services, Inc., adviser to the Marathon Value Portfolio, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

     (v) Copy of Registrant's Management Agreement with The Jumper Group, Inc., adviser to the Jumper Strategic Advantage Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (vi) Copy of Registrant's Management Agreement with Appalachian Asset Management, Inc., adviser to the AAM Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

     (vii) Copy of Registrant's Management Agreement with Martin Capital Advisors L.L.P., adviser to the Martin Capital U.S. Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 29, is hereby incorporated by reference.

         (viii) Copy of Registrant's Management Agreement with Gamble, Jones, Morphy & Bent, adviser to the GJMB Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (ix) Copy of Registrant's Management Agreement with Dobson Capital Management, Inc., adviser to the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 25, is hereby incorporated by reference.

         (x) Copy of Registrant's Management Agreement with Auxier Asset Management, LLC, adviser to the Auxier Focus Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.

     (xi) Copy of Registrant's Management Agreement with Columbia Partners, L.L.C., Investment Management, adviser to the Columbia Partners Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.

         (xii) Copy of Registrant's Management Agreement with Ariston Capital Management Corporation, adviser to the Ariston Convertible Securities Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27, is hereby incorporated by reference.

     (xiii) Copy of Registrant's Management Agreement with Aegis Asset Management, Inc., adviser to the Westcott Technology Fund (f/k/a the Westcott Nothing But Net Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 39, is hereby incorporated by reference.

     (xiv) Copy of Registrant's Management Agreement with Aegis Asset Management, Inc., adviser to the Westcott Large-Cap Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 63, is hereby incorporated by reference.

     (xv) Copy of Registrant's Management Agreement with Aegis Asset Management, Inc., adviser to the Westcott Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 39, is hereby incorporated by reference.

         (xvi) Copy of Registrant's Management Agreement with Ariston Capital Management Corporation, adviser to the Ariston Internet Convertible Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45, is hereby incorporated by reference.

     (xvii) Copy of Registrant's Management Agreement with CommonWealth Advisors, Inc., adviser to the Florida Street Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

         (xviii) Copy of Registrant's Investment Advisory Agreement with Gulf Asset Management, sub-adviser to the Westcott Large-Cap Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 62, is hereby incorporated by reference.


     (xix) Copy of Registrant's Management Agreement with Cash Management Systems, Inc. ("CMS"), advisor to The Cash Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.


(e)      Underwriting Contracts.

     (i) Copy of Registrant's Underwriting Agreement with Unified Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

         (ii) Copy of Registrant's Underwriting Agreement with Capital Research Brokerage Services, LLC, underwriter of the IMS Capital Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 63, is hereby incorporated by reference.

(f) Bonus or Profit Sharing Contracts.  None.

(g) Custodian Agreements.

     (i) Copy of Registrant's Agreement with the custodian, U.S. Bank, N.A. (formerly Firstar Bank), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (ii) Copy of Registrant's Appendix B to the Agreement with the custodian, U.S. Bank, N.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 43, is hereby incorporated by reference.

     (iii) Copy of Registrant's Agreement with UMB Bank, N.A., custodian to the Dobson Covered Call Fund and the Florida Street Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

(h) Other Material Contracts.

     (i) Copy of Registrant's Administrative Services Agreement with the administrator, AmeriPrime Financial Services, Inc. (now Unified Fund Services, Inc.), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.


     (ii) Copy of Amended Exhibit A to the Administrative Services Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.

     (iii) Copy of the Master-Feeder Participation Agreement for The Cash Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.

     (iv) Copy of Sub-Administration Agreement for The Cash Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.

     (v) Copy of Administration  Agreement for The Cash Fund, which was filed as
an  Exhibit  to  Registrant's   Post-Effective   Amendment  No.  65,  is  hereby
incorporated by reference.


(i) Legal Opinion.


     (i)  Opinion  of  Thompson  Hine  LLP,  which was  filed as an  Exhibit  to
Registrant's   Post-Effective  Amendment  No.  65,  is  hereby  incorporated  by reference.

         (ii) Consent of Thompson Hine LLP is filed herewith.

     (j) Other Opinions. Consent of McCurdy & Associates CPA's, Inc. is filed herewith.


(k)  Omitted Financial Statements.  None.

(l) Initial Capital Agreements. Copy of Letter of Initial Stockholders, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(m)   Rule 12b-1 Plan.

     (i) Form of Registrant's Rule 12b-1 Service  Agreement,  which was filed as
an  Exhibit  to   Registrant's   Post-Effective   Amendment  No.  1,  is  hereby
incorporated by reference.

     (ii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Martin Capital U.S. Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

     (iii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Jumper Strategic Advantage Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, is hereby incorporated by reference.

     (iv) Copy of Registrant's Rule 12b-1 Distribution Plan for the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, is hereby incorporated by reference.

     (v) Copy of Registrant's Rule 12b-1 Distribution Plan for the Ariston Convertible Securities Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27, is hereby incorporated by reference.

         (vi) Copy of Registrant's Rule 12b-1 Distribution Plan for the Westcott Technology Fund (f/k/a the Westcott Nothing But Net Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

         (vii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Westcott Large-Cap Value Fund (f/k/a the Westcott Large-Cap Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

     (viii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Westcott Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

     (ix) Copy of Registrant's Rule 12b-1 Distribution Plan for the Florida Street Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

     (x) Copy of Registrant's Shareholder Servicing Plan for the Florida Street Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.


         (xi) Copy of Registrant's Rule 12b-1 Distribution Plan for the Cash Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.

     (xii) Copy of Registrant's Shareholder Servicing Plan for the Cash Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.


(n)      Rule 18f-3 Plan.

     (i) Rule 18f-3 Plan for the Jumper Strategic Advantage Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21, is hereby incorporated by reference.

     (ii) Rule 18f-3 Plan for the Westcott Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

     (iii) Rule 18f-3 Plan for the Ariston Internet Convertible Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 41, is hereby incorporated by reference.

     (iv) Rule 18f-3 Plan for the Florida Street Growth Fund, which was filed as
an  Exhibit  to  Registrant's   Post-Effective   Amendment  No.  42,  is  hereby
incorporated by reference.

(o) Reserved.

(p) Codes of Ethics.

     (i) Code of Ethics of the Registrant, its underwriter (Unified Financial Securities, Inc.), the advisers; and the sub-advisers, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45, is hereby incorporated by reference.


     (ii)  Schedule  A to Code of  Ethics,  which  was  filed as an  Exhibit  to
Registrant's   Post-Effective  Amendment  No.  64,  is  hereby  incorporated  by reference.


(q) Powers of Attorney

     (i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, are hereby incorporated by reference.

     (ii) Powers of Attorney for Trustees of the Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, are hereby incorporated by reference.

     (iii) Power of Attorney for the President (and a Trustee) of the Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 35, is hereby incorporated by reference.

     (iv) Power of Attorney for the  Treasurer of the Trust,  which was filed as
an  Exhibit  to  Registrant's   Post-Effective   Amendment  No.  43,  is  hereby
incorporated by reference.


     (v) Powers of Attorney for the Trustees of the AMR Investment Services Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 65, are hereby incorporated by reference.


Item 24. Persons Controlled by or Under Common Control with the Fund (As of December 15, 2001)

(a) Charles L. Dobson, may be deemed to control the Dobson Covered Call Fund as a result of his beneficial ownership of the Fund (72.06%). Charles L. Dobson controls Dobson Capital Management, Inc. (a California corporation) because he owns 100% of its shares. As a result, Dobson Capital Management, Inc. and the Fund may be deemed to be under the common control of Charles L. Dobson.

Item 25.  Indemnification

(a) Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

         Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

         Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

         Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

         The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Pursuant to the underwriting agreement with Unified Financial Securities, Inc., the Trust has agreed to indemnify the underwriter and each of the underwriter's employees (hereinafter referred to as a "Covered Person") against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while serving as the underwriter for the Trust or as one of the underwriter's employees, or thereafter, by reason of being or having been the underwriter for the Trust or one of the underwriter's employees, including, but not limited to, liabilities arising due to any misrepresentation or misstatement in the Trust's prospectus, other regulatory filings, and amendments thereto, or in other documents originating from the Trust. In no case shall a Covered Person be indemnified against any liability to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of such Covered Person.

(d) Pursuant to the underwriting agreement with Capital Research Brokerage Services, LLC, the Trust has agreed to indemnify the underwriter and each of the underwriter's employees (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while serving as the underwriter for the Trust or as one of underwriter's employees, or thereafter, by reason of being or having been the underwriter for the Trust or one of underwriter's employees, including but not limited to liabilities arising due to any misrepresentation or misstatement in the Trust's prospectus, other regulatory filings, and amendments thereto, or in other documents originating from the Trust. In no case shall a Covered Person be indemnified against any liability to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of such Covered Person.

(e) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser

(a) GLOBALT, Inc. ("GLOBALT"), 3060 Peachtree Road, N.W., One Buckhead Plaza, Suite 225, Atlanta, Georgia 30305, adviser to the GLOBALT Growth Fund, is a registered investment adviser.

     (i) GLOBALT has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of GLOBALT is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-38123).

(b) IMS Capital Management, Inc. ("IMS"), 10159 S.E. Sunnyside Road, Suite 330, Portland, Oregon 97015, adviser to the IMS Capital Value Fund, is a registered investment adviser.

     (i) IMS has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of IMS is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-33939).

(c) CommonWealth Advisors, Inc. ("CommonWealth"), 929 Government Street, Baton Rouge, Louisiana 70802, adviser to the Florida Street Growth Fund, is a registered investment adviser.

     (i) CommonWealth has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of CommonWealth is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-39749).

(d) Corbin & Company ("Corbin"), 6300 Ridglea Place, Suite 1111, Fort Worth, Texas 76116, adviser to the Corbin Small-Cap Value Fund, is a registered investment adviser.

     (i) Corbin has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of Corbin is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-41371).

(e) Spectrum Advisory Services, Inc. ("Spectrum"), 1050 Crown Pointe Parkway, Suite 950, Atlanta, Georgia 30338, adviser to the Marathon Value Portfolio, is a registered investment adviser.

     (i) Spectrum has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of Spectrum is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-40286).

(f) The Jumper Group, Inc. ("Jumper"), 1 Union Square, Suite 505, Chattanooga, Tennessee 37402, adviser to the Jumper Strategic Advantage Fund, is a registered investment adviser.

     (i) Jumper has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of Jumper is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-45453).

(g) Appalachian Asset Management, Inc. ("AAM"), 1018 Kanawha Blvd., East, Suite 209, Charleston, WV 25301, adviser to AAM Equity Fund, is a registered investment adviser.

     (i) AAM has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of AAM is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-41463).

(h) Martin Capital Advisors, L.L.P. ("Martin"), 816 Congress Avenue, Suite 1540, Austin, TX 78701, adviser to the Martin Capital U.S. Opportunity Fund, is a registered investment adviser.

     (i) Martin has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and member of Martin is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-55669).

(i) Gamble, Jones, Morphy & Bent, Inc. ("GJMB"), 301 East Colorado Boulevard, Suite 802, Pasadena, California 91101, adviser to the GJMB Growth Fund, is a registered investment adviser.

     (i) GJMB has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of GJMB is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-36855).

(j) Dobson Capital Management, Inc. ("Dobson"), 1422 Van Ness Street, Santa Ana, CA 92707, adviser to the Dobson Covered Call Fund, is a registered investment adviser.

     (i) Dobson has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of Dobson is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-56099).

(k) Auxier Asset Management, LLC ("Auxier"), 8050 S.W. Warm Springs, Suite 130, Tualatin, OR 97062, adviser to the Auxier Focus Fund, is registered investment adviser.

     (i) Auxier has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and member of Auxier is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-55757).


(l)  Columbia  Partners,  L.L.C.  ("Columbia"),   Investment  Management,   1775
Pennsylvania Avenue, N.W., Washington, DC 20006, adviser to the Columbia Partners Equity Fund, is a registered investment adviser.

     (i) Columbia has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and member of Columbia is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-50156).

(m) Ariston Capital Management Corporation ("Ariston"), 40 Lake Bellevue Drive, Suite 220, Bellevue, Washington 98005, adviser to the Ariston Convertible Securities Fund and the Ariston Internet Convertible Fund, is a registered investment adviser.

     (i) Ariston has engaged in no other business during the past two years.

         (ii) Information with respect to each officer and director of Ariston is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-13209).

(n) Aegis Asset Management, Inc. ("Aegis"), 230 Westcott, Suite 1, Houston, Texas 77007, adviser to the Westcott Technology Fund, the Westcott Large-Cap Value Fund and the Westcott Fixed Income Fund, is a registered investment adviser.

     (i) Aegis has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of Aegis is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-56040).

(o) Gulf Investment Management, Inc. ("Gulf"), Three Memorial City Plaza, 840 Gessner, Suite 500, Houston, TX, 77024-425, sub-adviser to the Westcott Large-Cap Value Fund, is a registered investment adviser.

     (i) Gulf has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of Gulf is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-15544).

(p) Cash Management Systems ("CMS"), 290 Turnpike Road, #338, Westborough, Massachusetts, advisor to The Cash Fund, is a registered investment adviser.

     (i) CMS has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of CMS is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-56211).


Item 27.  Principal Underwriters

(a) Unified Financial Securities, Inc., 429 North Pennsylvania Street, Indianapolis, IN 46204, is the principal underwriter of each series of the Registrant (except for the IMS Capital Value Fund). Kenneth D. Trumpfheller, is a registered principal of the underwriter and the President and Secretary and a Trustee of the Registrant. Unified Financial Securities, Inc. is also the underwriter for the AmeriPrime Advisors Trust, the Avalon Funds, Inc., the Julius Baer Investment Funds, the Kenwood Funds, the Lindbergh Funds, The
Milestone Funds, the Regional Opportunity Fund, The Rockland Fund Trust, the Securities Management & Timing Fund, The Sparrow Funds, the TANAKA Funds, The Unified Funds, and the Valenzuela Capital Trust.

Information with respect to each director and officer of Unified Financial Securities, Inc. is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-23508).

(b) Capital Research Brokerage Services LLC, 107 South Fair Oaks Dr., Suite 315, Pasadena, CA 91105, principal underwriter of the IMS Capital Value Fund, is also the principal underwriter of the Santa Barbara Group of Mutual Funds. Information with respect to each member and officer of Capital Research Brokerage Services LLC is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (file No. 8-40823).

(c)      Not applicable.

Item 28.  Location of Accounts and Records

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant's custodians, Firstar Bank, N.A., 425
Walnut Street, Cincinnati, Ohio 45202; and UMB Bank, N.A., Securities Administration Dept., 928 Grand Blvd., 10th Floor, Kansas City, MO 64106; and/or the transfer and shareholder service agent, Unified Fund Services, Inc., 431 Pennsylvania Street, Indianapolis, IN 46204; and administrator, Unified Fund Services, Inc., 1725 E. Southlake Blvd., Southlake, TX 76092.

Item 29.  Management Services

         None.

Item 30.  Undertakings

         None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio on the 29th day of March, 2002.

                                AmeriPrime Funds



By:     /s/
    ----------------------------------------
       Donald S. Mendelsohn,
       Attorney-in-Fact


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Kenneth D. Trumpfheller,*
President and Trustee

Gary E. Hippenstiel,* Trustee    *By:   /s/
                                ---------------------------------------
                                      Donald S. Mendelsohn,
Steve L. Cobb,* Trustee               Attorney-in-Fact

Robert A. Chopyak,* Treasurer                March 29, 2002
and Chief Financial Officer

                                  EXHIBIT INDEX

1.  Consent of Thompson Hine LLP...................................EX-99.23.i.ii
2.  Consent of McCurdy & Associates CPA's, Inc........................EX-99.23.j